CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 850,112	$ 554,556	$ 1,443,349
Accounts receivable, net	38,222	31,941	259,049
Inventories		0	302,739
Prepaid expenses and other current assets	77,157	211,088	212,280
Deferred expenses	57,417	78,292	3,000,000
Total current assets	1,022,908	875,877	5,217,417
Property and equipment, net	21,012	25,263	42,267
Deferred expenses, patents		0	12,094,420
Patents, net	8,292,176	8,669,921	10,415,404
Intangible assets, net	357,833	386,083	499,083
Goodwill	8,858,504	8,858,504	8,858,504
Deposits and other assets	18,993	18,993	18,993
Total assets	18,571,426	18,834,641	37,146,088
Current liabilities
Accounts payable	1,751,616	1,846,903	1,501,938
Accrued expenses and other current liabilities	184,964	12,726	301,132
Short-term notes payable, related party	75,000	100,000	300,000
Guaranteed payments, current	2,128,834	2,076,767	3,807,084
Fortress notes payable, current	5,924,941	5,598,754	1,155,924
Deferred revenue	400,000	550,000	0
Total current liabilities	10,465,355	10,185,150	7,066,078
Deferred revenue, non-current	646,429	346,429	0
Guaranteed payments		0	13,105,857
Derivative liabilities	6,940	4,145	30,278
Fortress notes payable, net of discount	1,973,244	2,406,681	5,795,095
Fortress revenue share, net of discount	3,807,979	6,034,278	2,478,057
Total liabilities	16,899,947	18,976,683	28,475,365
Stockholders’ equity
Common Stock, Value	4,212	4,223	2,800
Additional paid-in capital	57,432,530	54,660,497	51,738,425
Accumulated deficit	(55,765,266)	(54,806,762)	(43,073,213)
Total stockholders’ equity (deficit)	1,671,479	(142,042)	8,670,723
Total liabilities and stockholders’ equity (deficit)	18,571,426	18,834,641	37,146,088
Series A Convertible Preferred Stock [Member]
Stockholders’ equity
Preferred stock, Value	0	0	2,710
Series B Convertible Preferred Stock [Member]
Stockholders’ equity
Preferred stock, Value	0	0	$ 1
Series C Convertible Preferred Stock [Member]
Stockholders’ equity
Preferred stock, Value	$ 3	$ 0